Summary of Significant Accounting Policies - Summary of Useful Lives Calculated on Straight Line Method (Detail)	12 Months Ended
Dec. 31, 2014
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	4 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	The shorter of the lease terms or the estimated useful lives of the assets
Minimum [Member] | Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	3 years
Minimum [Member] | Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	3 years
Maximum [Member] | Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	5 years
Maximum [Member] | Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	5 years